United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 08/31/10

Item 1.                      Schedule of Investments

Federated Intercontinental Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 95.0%
		Austria – 2.3%
186,854		Erste Group Bank AG	6,781,689
45,000		OMV AG	1,449,608
37,000	[1]	Raiffeisen International Bank	1,512,146
144,831		Vienna Insurance Group	6,818,405
		TOTAL	16,561,848
		Brazil – 7.8%
317,501	[1]	Banco Bradesco SA, ADR	5,597,543
149,000		Banco Do Brasil SA	2,416,239
35,300		Companhia de Bebidas das Americas (AmBev), ADR	3,907,357
40,300	[2]	Companhia de Saneamento Basico do Estado de Sao Paulo, Class ADR	1,531,400
235,515	[1]	Companhia Energetica de Minas Gerais, ADR	3,890,708
347,600	[1]	Companhia Siderurgica Nacional SA, ADR	5,370,420
200,000	[1]	Gol — Linhas Aereas Inteligentes SA, ADR	2,624,000
259,393		Itau Unibanco Holding SA, ADR	5,595,107
178,000	[1]	Petroleo Brasileiro SA, ADR, Common	5,261,680
162,380		Petroleo Brasileiro SA, ADR, Preference	5,415,373
34,100		Souza Cruz SA	1,571,755
138,600		Tele Norte Leste Participacoes SA, ADR	1,879,416
452,720	[1]	Vale SA, ADR	12,110,260
		TOTAL	57,171,258
		Chile – 5.7%
135,400		Banco Santander Chile SA, ADR	11,687,728
50,600		Cap SA	2,001,670
875,000		Cencosud SA	5,244,260
3,000,000		Colbun SA	834,311
59,180		Empresa Nacional Electricidad SA, ADR	3,037,709
49,700		Empresas CMPC SA	2,273,129
210,000		Empresas Copec SA	3,652,718
191,100		Enersis SA, ADR	4,204,200
115,000		Lan Airlines SA	3,074,744
240,000		S.A.C.I. Falabella	2,002,823
72,700		Sociedad Quimica Y Minera de Chile, ADR	3,100,655
250,000		Vina Concha Y Toro SA	581,503
		TOTAL	41,695,450
		China – 8.6%
2,837,600		Bank of China Ltd.	1,426,324
360,000		Beijing Enterprises	2,545,396
1,700,000		Belle International Holdings	2,976,571
3,039,200		CNOOC Ltd.	5,227,639
3,500,000		China Construction Bank	2,888,639
980,000		China Life Insurance Co. Ltd.	3,741,732
481,500		China Mobile Ltd.	4,893,148
1,800,000		China Oilfield Services Ltd.	2,295,484
2,120,000		Dongfeng Motor Corp.	3,292,251
995,400		HSBC Holdings PLC	9,693,273

Shares or Principal Amount			Value in U.S. Dollars
3,220,000		Industrial & Commercial Bank of China	2,338,808
3,500,000		Jiangsu Expressway, Class H	3,428,572
365,000		Kingboard Chemical Holdings Ltd.	1,724,409
556,000		Li Ning Co. Ltd.	1,790,493
3,018,700		PetroChina Co. Ltd.	3,271,431
230,000	[3]	Ping An Insurance (Group) Co. of China Ltd.	1,880,390
40,000		Standard Chartered PLC	1,057,239
185,500		Tencent Holdings Ltd.	3,402,970
1,030,000		Yanzhou Coal Mining Co. Ltd., Class H	2,113,296
2,760,000		Zhejiang Expressway Co. Ltd.	2,458,853
		TOTAL	62,446,918
		Denmark – 10.2%
1,008		A P Moller-Maersk A/S	7,592,752
80,000		Carlsberg A/S, Class B	7,537,599
22,300		Coloplast AS, Class B	2,372,522
50,000		D/S Norden A/S	1,885,251
312,600		DSV, De Sammensluttede Vognmad AS	4,954,092
178,000	[1]	Dampskibsselskabet Torm AS	1,255,034
136,800	[1]	Danisco A/S	9,871,313
412,300		Danske Bank A/S	9,173,062
17,000		FLS Industries AS, Class B	1,004,162
160,000		GN Store Nord AS	1,029,526
166,700	[1]	H. Lundbeck AS	2,532,615
47,800	[1]	NKT Holding A/S	1,807,182
226,200		Novo Nordisk, Class B	19,406,560
17,300		Novozymes A/S, Class B	2,031,985
120,500		Sydbank AS	2,543,514
		TOTAL	74,997,169
		Germany – 18.1%
109,100		Allianz SE	11,190,524
193,000		BASF SE	10,183,060
50,000		Bayer AG	3,052,806
120,000	[1]	Commerzbank AG, Frankfurt	944,659
55,000		Continental AG	3,324,632
111,000		Daimler AG	5,395,902
72,700		Deutsche Bank AG	4,567,761
137,000		Deutsche Lufthansa AG	2,162,354
815,000		Deutsche Telekom AG, Class REG	10,730,886
96,800		E.On AG	2,723,884
72,190		Fresenius SE	5,122,123
77,500		GEA Group AG	1,609,693
85,600		Hochtief AG	5,663,565
27,100		Linde AG	3,053,047
41,000		MAN SE	3,527,379
72,000		MTU Aero Engines GmbH	4,005,069
80,500		Metro AG	4,098,399
80,300		Muenchener Rueckversicherungs-Gesellschaft AG	10,257,429
16,809		Puma AG Rudolf Dassler Sport	4,562,720
26,000		RWE AG	1,702,779

Shares or Principal Amount			Value in U.S. Dollars
54,000		SAP AG	2,357,808
198,600		Siemens AG	18,065,299
67,500		Stada Arzneimittel AG	2,061,072
120,000		Suedzucker AG	2,187,528
43,000		Vossloh AG	4,292,317
14,200		Wacker Chemie AG	2,153,996
64,200		Wincor Nixdorf AG	3,731,461
		TOTAL	132,728,152
		Italy – 6.7%
473,000		Credito Emiliano SpA	2,793,248
566,000		Davide Campari — Milano SpA	2,928,229
109,200		ENI SpA	2,168,474
235,000		Fiat SpA	2,753,197
2,130,000		Intesa Sanpaolo SpA	5,978,824
423,029		Maire Tecnimont SpA	1,417,941
1,410,000		Mediaset SpA	8,737,565
2,710,000		Piaggio & C. SpA	7,083,138
2,340,000		Telecom Italia SpA	3,164,046
5,128,250		Unicredito Italiano SpA	12,035,735
		TOTAL	49,060,397
		Mexico – 8.1%
398,000		America Movil SAB de CV, Class L, ADR	18,558,740
101,500		Fomento Economico Mexicano, SA de CV, ADR	4,943,050
29,900	[1]	Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,241,747
303,800		Grupo Bimbo SA de CV, Class A	2,088,720
1,130,000		Grupo Financiero Banorte SA de CV	4,043,358
650,000		Grupo Financiero Inbursa, SA de CV, Class O	2,365,714
485,000		Grupo Modelo SA de CV, Class C	2,572,087
294,000		Grupo Televisa SA, GDR	5,436,060
84,000		Industrias Penoles SA	1,756,443
350,000		Mexichem SA de CV	902,351
2,175,000		Nuevo Grupo Mexico SA, Class B	5,587,697
114,500	[1]	Telefonos de Mexico, Class L, ADR	1,599,565
3,630,000		Wal-Mart de Mexico SAB de CV	8,228,374
		TOTAL	59,323,906
		Norway – 11.1%
442,200		Acergy SA	6,790,026
218,000		Aker Solutions ASA	2,403,846
230,000		Atea ASA	1,473,202
723,866		DnB NOR Bank ASA	7,993,415
204,300		Fred Olsen Energy ASA	5,904,840
235,200		Frontline Ltd.	6,253,504
2,178,600	[1]	Golden Ocean Group Ltd.	2,804,701
501,600		Norsk Hydro ASA	2,389,764
170,000	[2]	Petroleum Geo-Services ASA	1,528,217
887,443		Statoil ASA	16,672,927
208,000	[1,2]	Subsea 7 Inc.	3,307,633
306,600		TGS Nopec Geophysical Co. ASA	4,122,124
703,400		Telenor ASA	10,304,511

Shares or Principal Amount			Value in U.S. Dollars
221,500		Yara International ASA	8,902,352
		TOTAL	80,851,062
		South Korea – 10.6%
115,400		Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,242,739
70,000		Dongkuk Steel Mill	1,401,285
47,000		Hana Financial Holdings	1,209,400
79,700		Hanwha Chemical	1,784,924
24,200		Hanwha Corp.	899,249
11,200		Hyundai Heavy	2,466,261
49,300		Hyundai Motor Co.	5,818,625
15,800		Inchon Iron & Steel	1,423,305
60,000		Industrial Bank of Korea	725,665
70,000		KB Financial Group, Inc.	2,837,601
202,900		KT Corp., ADR	3,788,143
60,000		Kia Motors Corp.	1,541,413
95,000		Korea Electric Power Corp.	2,309,826
5,129		LG Chemical Ltd.	1,475,941
20,000		LG Corp.	1,434,648
66,400		LG Display Co. Ltd.	1,844,291
59,900		LG Electronics, Inc.	4,816,382
45,750	[1]	POSCO, ADR	4,618,920
21,000		SK Energy Co. Ltd.	2,233,297
140,000		STX Pan Ocean Co. Ltd.	1,337,059
55,800		Samsung Electro-Mechanics Co.	5,305,864
25,750		Samsung Electronics Co.	16,237,384
30,600		Samsung SDI Co. Ltd.	4,287,931
55,000		Shinhan Financial Group Co. Ltd.	2,105,680
70,700		Woongjin Coway Co. Ltd.	2,361,777
74,000		Woori Finance Holdings Co. Ltd.	830,178
		TOTAL	77,337,788
		Taiwan, Province of China – 5.8%
69,000		Asustek Computer, Inc.	459,871
6,300,000	[2]	CMC Magnetics Corp.	1,541,862
1,470,000		Cathay Financial Holding Co. Ltd.	2,115,471
2,234,400		Chinatrust Financial Holding Co. Ltd.	1,252,028
800,000		Chunghwa Telecom Co. Ltd.	1,635,762
1,010,000		Coretronic Corp.	1,352,594
1,734,000		Far Eastern New Century Corp.	2,024,462
1,050,000		Formosa Chem&Fibre	2,333,770
715,000		Formosa Petrochemical Corp.	1,604,811
990,000		Formosa Plastic Corp.	2,194,231
1,580,000		Gigabyte Technology Co. Ltd.	1,289,786
3,843,000		Inventec Co. Ltd.	1,889,469
2,620,000		Mega Financial Holding Co. Ltd.	1,582,600
4,000,000		Micro-Star International Co.	1,960,417
1,500,000		Nan Ya Plastic	2,893,800
185,714	[2]	Pegatron Corp.	232,477
2,925,200		Pou Chen Corp.	2,360,505
2,780,000		Siliconware Precision Industries Co.	2,503,684

Shares or Principal Amount			Value in U.S. Dollars
2,125,000		Taiwan Semiconductor Manufacturing Co.	3,907,177
7,900,000		United Microelectronics Corp.	3,205,967
6,300,000		Vanguard International Semiconductor Corp.	2,517,325
2,000,000		Wan Hai Lines Ltd.	1,279,890
		TOTAL	42,137,959
		TOTAL COMMON STOCKS (IDENTIFIED COST $648,947,492)	694,311,907
		EXCHANGE-TRADED FUNDS – 3.0%
9,019,450	[1]	iShares FTSE/Xinhua A50 China Index ETF	13,774,844
121,785	[1]	iShares MSCI Chile Investable Market Index Fund	8,238,755
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $18,965,329)	22,013,599
		U.S. Treasury – 0.2%
$1,200,000	[4]	United States Treasury Bill, 0.15%, 11/12/2010 (IDENTIFIED COST $1,199,540)	1,199,706
		MUTUAL FUND – 0.9%
6,731,320	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.26% (AT AMORTIZED COST)	6,731,320
		REPURCHASE AGREEMENT – 6.7%
48,950,000		Interest in $8,035,000,000 joint repurchase agreement 0.25%, dated 8/31/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,035,055,799 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,233,620,614 (purchased with proceeds from securities lending collateral). (AT COST)	48,950,000
		TOTAL INVESTMENTS — 105.8% (IDENTIFIED COST $724,793,681)[7]	773,206,532
		OTHER ASSETS AND LIABILITIES - NET — (5.8)%[8]	(42,082,154)
		TOTAL NET ASSETS — 100%	$731,124,378

At August 31, 2010, the Fund had the following outstanding futures contract:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[2]Dax Index Long Futures	60	$8,864,250	September 2010	$(613,828)

At August 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
11/30/2010	108,808,640 Swedish Krona	$14,674,917	$23,056
Contracts Sold:
9/10/2010	36,350,000 Euro	30,197,399 British Pounds	$245,592
9/10/2010	17,000,000 Euro	14,350,720 British Pounds	$464,725
11/30/2010	50,566,700 Euro	$64,232,856	$161,016
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$894,389

Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2010, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$47,119,059	$48,950,000
2	Non-income producing security.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contract.
5	Affiliated company.
6	7-Day net yield.
7	At August 31, 2010, the cost of investments for federal tax purposes was $724,793,581. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and futures contracts was $48,412,951. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $87,764,857 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,351,906.
8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$692,431,517[1]	$ —	$1,880,390	$694,311,907
Exchange-Traded Funds	22,013,599	—	—	22,013,599
Debt Securities:
U.S. Treasury	—	1,199,706	—	1,199,706
Mutual Fund	6,731,320	—	—	6,731,320
Repurchase Agreement	—	48,950,000	—	48,950,000
TOTAL SECURITIES	$721,176,436	$50,149,706	$1,880,390	$773,206,532
OTHER FINANCIAL INSTRUMENTS*	$(613,828)	$894,389	$ —	$280,561
*	Other financial instruments include a futures contract and foreign exchange contracts.
1	Includes $296,563,430 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Equity Securities
Balance as of December 1, 2009	$2,510,058
Realized gain/loss	62,115
Change in unrealized appreciation/depreciation	(683,084)
Net purchases (sales)	(2,151,650)
Transfers in and/or out of Level 3	2,142,951[2]
Balance as of August 31, 2010	$1,880,390
The total change in unrealized appreciation (depreciation) attributable to investments still held at August 31, 2010.	$(262,562)
2	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

Federated International Strategic Value Dividend Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Shares		Value in U.S. Dollars
	COMMON STOCKS – 98.1%
	Banks – 4.8%
35,500	Banco Santander, SA	415,998
2,800	Bank of Montreal	154,658
13,000	National Australia Bank Ltd., Melbourne	268,334
	TOTAL	838,990
	Energy – 13.6%
13,400	Crescent Point Energy Corp.	471,862
18,300	ENI SpA	363,398
11,180	Repsol YPF SA	255,234
21,583	Royal Dutch Shell PLC, Class A	573,637
19,905	Statoil ASA	373,967
6,727	Total SA	314,309
	TOTAL	2,352,407
	Food & Staples Retailing – 2.1%
94,600	Metcash Ltd.	369,487
	Food, Beverage & Tobacco – 13.1%
11,615	British American Tobacco PLC	394,744
11,010	Coca-Cola Amatil Ltd.	116,861
11,011	Diageo PLC	178,834
90,685	Foster's Group Ltd.	488,936
190,752	Goodman Fielder Ltd.	227,414
13,655	Imperial Tobacco Group PLC	376,956
3,500	SABMiller PLC	99,680
24,300	Tate & Lyle	152,462
9,249	Unilever PLC	244,261
	TOTAL	2,280,148
	Health Care Equipment & Services – 1.0%
17,260	Sonic Healthcare Ltd.	169,686
	Insurance – 6.5%
1,075	Muenchener Rueckversicherungs-Gesellschaft AG	137,319
24,350	QBE Insurance Group Ltd.	357,243
231,500	Royal & Sun Alliance Insurance Group PLC	437,054
900	Zurich Financial Services AG	200,700
	TOTAL	1,132,316
	IT Services – 1.5%
18,200	Redecard SA	248,712
	Media – 6.7%
5,700	Pearson PLC	85,014
9,000	Shaw Communications, Inc., Class B	184,583
86,000	Singapore Press Holdings Ltd.	258,857
19,366	Vivendi SA	451,810
10,038	Wolters Kluwer NV	187,375
	TOTAL	1,167,639
	Pharmaceuticals, Biotechnology & Life Sciences – 7.4%
7,627	AstraZeneca PLC	377,584
25,043	GlaxoSmithKline PLC	468,952
1

Shares			Value in U.S. Dollars
7,553		Sanofi-Aventis	433,304
		TOTAL	1,279,840
		Real Estate – 3.6%
32,200		RioCan Real Estate Investment Trust	630,502
		Technology Hardware & Equipment – 2.2%
5,451		Neopost SA	385,178
		Telecommunication Services – 20.3%
10,348		Belgacom	368,752
164,818		Chunghwa Telecom Co. Ltd.	337,004
25,802		Deutsche Telekom AG, Class REG	339,728
26,642		Koninklijke KPN NV	386,238
2,375		Mobistar SA	133,075
22,975		Portugal Telecom SGPS SA	269,023
86,385		Singapore Telecom Ltd.	196,286
97,000		StarHub Ltd.	176,038
5,000		TELUS Corp.	197,168
12,435		Telefonica SA	275,770
16,750		Telekom Austria AG	214,175
176,715		Telstra Corp. Ltd.	432,364
81,625		Vodafone Group PLC	196,727
		TOTAL	3,522,348
		Utilities – 15.3%
84,875		A2A SpA	118,529
8,630		CPFL Energia SA	199,258
9,708		E.On AG	273,176
9,261		GDF Suez	286,769
62,967		National Grid PLC	530,166
4,111		RWE AG	269,236
33,600		Scottish & Southern Energy PLC	590,026
40,600		Terna SpA	163,226
26,370		United Utilities Group PLC	230,724
		TOTAL	2,661,110
		TOTAL COMMON STOCKS (IDENTIFIED COST $17,770,841)	17,038,363
		MUTUAL FUND – 1.3%
223,019	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.26% (AT NET ASSET VALUE)	223,019
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $17,993,860)[3]	17,261,382
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[4]	108,450
		TOTAL NET ASSETS — 100%	$17,369,832
2

At August 31, 2010, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Purchased:
9/1/2010	40,301 Pound Sterling	$62,567	$(760)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Affiliated company.
2	7-Day net yield.
3	At August 31, 2010, the cost of investments for federal tax purposes was $17,993,860. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $732,478. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $670,197 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,402,675.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

Includes $8,716,942 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity.

4

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010